Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,760,000
Previously Paid Amount	0.00
Total Fee Amount	243.06
Total Offset Amount	0.00
Net Fee	243.06
Narrative - Max Aggregate Offering Price	$ 1,760,000
Final Prospectus	true